GOODWILL (Details) $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($)
Reconciliation of changes in goodwill [abstract]
Beginning of year	$ 5,434
Acquisitions through business combinations	73
Foreign exchange and other	626
End of year	$ 6,133